Commitments and contingencies (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2012 Management Fee [Member] CNY	Jun. 30, 2012 Operating Leases For Office Facilities [Member] CNY
2013	$ 2,098,914	13,334,403	5,005,671	8,328,732
2014	1,997,646	12,691,044	5,182,187	7,508,857
2015	1,381,129	8,774,310	3,213,363	5,560,947
2016	1,307,044	8,303,649	2,899,432	5,404,217
2017	1,612,969	10,247,195	5,212,136	5,035,059
Thereafter	18,925,520	120,233,829	85,599,618	34,634,211
Operating Leases, Future Minimum Payments Due	$ 27,323,222	173,584,430	107,112,407	66,472,023